New Accounting Pronouncements, Text Block	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
New Accounting Pronouncements	New Accounting Pronouncements There were no new accounting pronouncements adopted by the Plan in 2025.